UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
October 1, 2017 to December 31, 2017

Date of Report (Date of earliest event reported): February 9, 2018

Securitizer name: TES 2017-1, LLC

Commission File Number of securitizer: 025-03556

Central Index Key Number of securitizer: 0001719258

Todd A. Maron, (650) 681-5000

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

In November 2017, TES 2017-1, LLC (the “Issuer”) completed its first issuance of solar asset-backed securities. The underlying transaction agreements relating to this issuance provide covenants of Tesla Energy Operations, Inc. (the “Originator”) and TES Holdings 2017-1, LLC (the “Depositor”) to pay a specified liquidated damages amount to the Depositor and the Issuer, respectively, in respect of individual pool assets (the “Solar Assets”) for which certain representations and warranties made by the Originator and Depositor have been breached. Neither the Originator nor the Depositor received any demand to pay any such liquidated damages amount in respect of, or repurchase, the Solar Assets during the quarterly period ended December 31, 2017. Accordingly, the Issuer does not have any liquidated damages payment activity or repurchase demand activity to report, which the Issuer has indicated by checking the appropriate box on the cover page of this initial Form ABS-15G.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entities have duly caused this report to be signed on their behalf by the undersigned hereunto duly authorized.

TES 2017-1, LLC

By:	/s/ Radford Small
Name:	Radford Small
Title:	Treasurer

Date: February 9, 2018